Goodwill and Other Intangible Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
	Jul. 01, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment losses		¥ 8,499
Decrease in goodwill related to sale of a consolidated subsidiary		10,937
Amortizable intangible assets acquired		¥ 143,267
Acquired finite lived intangible assets, weighted-average amortization period		20 years
Amortization of intangible assets		¥ 165,387	¥ 180,218	¥ 237,858
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2016		158,264
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2017		133,180
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2018		105,053
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2019		74,868
Estimated amortization of existing intangible assets for fiscal years ending March 31, 2020		46,322
Other businesses
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment losses		6,131
Decrease in goodwill related to sale of a consolidated subsidiary		10,937
Selling, general and administrative
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill impairment losses		6,131
Software for telecommunications network
Goodwill and Intangible Assets Disclosure [Line Items]
Amortizable intangible assets acquired		¥ 58,996
Acquired finite lived intangible assets, weighted-average amortization period		7 years
Software for telecommunications network | Change in Accounting Method Accounted for as Change in Estimate | Minimum
Goodwill and Intangible Assets Disclosure [Line Items]
Estimated useful life of software	5 years
Software for telecommunications network | Change in Accounting Method Accounted for as Change in Estimate | Maximum
Goodwill and Intangible Assets Disclosure [Line Items]
Estimated useful life of software	7 years
Internal-use software
Goodwill and Intangible Assets Disclosure [Line Items]
Amortizable intangible assets acquired		¥ 76,936
Acquired finite lived intangible assets, weighted-average amortization period		6 years
Intangible Assets
Goodwill and Intangible Assets Disclosure [Line Items]
Acquired finite lived intangible assets, weighted-average amortization period		6 years